BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 712.6	$ 632.2
(Reversal of) revenue from performance obligations satisfied or partially satisfied in previous periods	86.6	$ 11.3
Remaining performance obligations	$ 6,403.6
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	42.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	19.00%